Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of less than three months.

Restricted cash and cash equivalents as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	Type	December 31, 2018	December 31, 2019	Description
Restricted cash and cash equivalents	Restricted deposit	￦ 23,970	￦ 21,290	Deposit restricted for governmental project and others
Cash and cash equivalents in the statement of financial position equal to cash and cash equivalents in the statement of cash flows.